The Nature of Expenses and Others - Classification of Expenses by Nature (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature [abstract]
Changes in inventories	₩ (119,501)	₩ 640,048	₩ (341,120)
Purchases of raw materials, merchandise and others	12,597,032	12,580,796	12,863,812
Depreciation and amortization	4,134,843	3,695,051	3,554,565
Outsourcing	988,899	865,935	825,393
Labor	2,866,055	3,072,877	3,222,110
Supplies and others	900,019	813,262	1,010,352
Utility	885,972	896,112	899,075
Fees and commissions	679,475	695,245	722,134
Shipping	184,105	196,002	240,288
Advertising	113,547	193,436	112,400
Warranty	309,113	418,942	234,928
Travel	61,520	95,074	104,009
Taxes and dues	141,669	109,473	123,210
Impairment loss on property, plant and equipment	38,494	1,550,430	43,601
Impairment loss on intangible assets	79,593	249,450	82
Others	666,983	625,504	713,990
Expenses by nature	₩ 24,527,818	₩ 26,697,637	₩ 24,328,829